Note 4 - Loans and Leases (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans Receivable with Fixed Rates of Interest	$ 172,238,000	$ 156,458,000
Loans and Leases Receivable, Gross, Total	609,559,000	634,103,000
Impaired Financing Receivable, Average Recorded Investment, Total	2,558,000	2,788,000	$ 2,386,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	$ 167,000	$ 43,000	263,000
Financing Receivable, Modifications, Number of Contracts	0	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0
Financing Receivable, after Allowance for Credit Loss, Total	$ 121,969,000	$ 185,580,000
Provision for Loan and Lease Losses, Total	300,000	6,200,000	550,000
Loans and Leases Receivable, Related Parties, Ending Balance	1,105,000	965,000	$ 1,154,000	$ 1,371,000
Benchmark Bancorp, Inc. [Member]
Financing Receivable, after Allowance for Credit Loss, Total	122,000	114,000
Ohio State Bancshares Inc [Member]
Financing Receivable, after Allowance for Credit Loss, Total	50,000	50,000
Ohio State Bancshares Inc and Benchmark Bancorp, Inc. [Member]
Provision for Loan and Lease Losses, Total	$ 0	0
COVID 19 [Member]
Financing Receivable, Number of Payment Deferrals	116
Financing Receivable, Deferred Payments	$ 39,800,000
Commercial Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	78,323,000	131,573,000
Financing Receivable, after Allowance for Credit Loss, Total	6,562,000	74,187,000
Commercial Portfolio Segment [Member] | SBA CARES Act Paycheck Protection Program [Member]
Loans and Leases Receivable, Gross, Total	6,600,000
Agriculture and Agriculture Real Estate [Member]
Loans and Leases Receivable, Gross, Total	$ 61,496,000	$ 53,524,000